Discontinued Operations (Narrative) (Details) (USD $) In Millions	0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Discontinued Operations
Cash received from settlement of arbitration proceedings		$ 80
Proceeds from discontinued operations	169		169		169
Gain on sale before income taxes	109		109		109
Pre-tax gains (loss) related to the actions				52		52	77	6	8
Net provision of tax of discontinued operations							$ 17